Financial statements of Barclays PLC, Parent company accounts - Statement of changes in equity - GBP (£) £ in Millions	Total		Equity attributable to owners of parent		Called up share capital and share premium		Other equity instruments		Other reserves [2]	Retained earnings		Barclays PLC	Barclays PLC Called up share capital and share premium	Barclays PLC Other equity instruments	Barclays PLC Other reserves	Barclays PLC Retained earnings
Beginning balance, equity at Dec. 31, 2018	£ 63,779		£ 62,556		£ 4,311	[1]	£ 9,632	[1]	£ 5,153	£ 43,460		£ 54,180	£ 4,311	£ 9,633	£ 394	£ 39,842
Profit after tax and other comprehensive income	2,793		2,713				813	[1]	(383)	2,283		3,181		813		2,368
Issue of new ordinary shares	182		182		182	[1]						182	182
Issue of shares under employee share schemes	579		579		101	[1]				478		121	101			20
Issue and exchange of other equity instruments	832		832				1,238	[1]		(406)		836		1,232		(396)
Vesting of shares under employee share schemes	(190)		(190)						214	(404)		(19)				(19)
Dividends paid	(1,281)		(1,201)							(1,201)		(1,201)				(1,201)
Other equity instruments coupons paid	(813)		(813)				(813)	[1]				(813)		(813)
Other reserve movements	3		(5)				1	[1]		(6)
Ending balance, equity at Dec. 31, 2019	65,660	[3]	64,429	[3]	4,594	[1]	10,871	[1]	4,760	44,204	[3]	56,467	4,594	10,865	394	40,614
Profit after tax and other comprehensive income	2,066	[3]	1,988	[3]			857	[1]	(289)	1,420	[3]	(1,018)		857		(1,875)
Issue of new ordinary shares												0
Issue of shares under employee share schemes	346	[3]	346	[3]	43	[1]	0			303	[3]	63	43			20
Issue and exchange of other equity instruments	98	[3]	256	[3]			311	[1]		(55)	[3]	231		304		(73)
Vesting of shares under employee share schemes	(150)	[3]	(150)	[3]					197	(347)	[3]	(14)				(14)
Dividends paid	(79)	[3]										0
Other equity instruments coupons paid	(857)	[3]	(857)	[3]			(857)	[1]				(857)		(857)
Other reserve movements	5	[3]	(8)	[3]	0		(10)	[1]		2	[3]
Ending balance, equity at Dec. 31, 2020	66,882	[3]	65,797	[3]	4,637	[1]	11,172	[1]	4,461	45,527	[3]	54,872	4,637	11,169	394	38,672
Profit after tax and other comprehensive income	4,838	[3],[4]	4,791	[3]			804	[1]	(2,861)	6,848	[3]	4,343		804		3,539
Issue of shares under employee share schemes	295	[3]	295	[3]	60	[1]	0			235	[3]	89	60			29
Issue and exchange of other equity instruments	1,009	[3]	1,084	[3]			1,078	[1]		6	[3]	1,072		1,072
Vesting of shares under employee share schemes	(169)	[3]	(169)	[3]					241	(410)	[3]	(18)				(18)
Dividends paid	(556)	[3]	(512)	[3]						(512)	[3]	(512)				(512)
Other equity instruments coupons paid	(804)	[3]	(804)	[3]			(804)	[1]				(804)		(804)
Repurchase of shares	(1,200)	[3]	(1,200)	[3]	(161)	[1]	0		161	(1,200)	[3]	(1,200)	(161)		161	(1,200)
Other reserve movements	(14)	[3]	10	[3]	0		9	[1]	8	(7)	[3]	(5)				(5)
Ending balance, equity at Dec. 31, 2021	£ 70,041	[5]	£ 69,052	[3]	£ 4,536	[1]	£ 12,259	[1]	£ 1,770	£ 50,487	[3]	£ 57,837	£ 4,536	£ 12,241	£ 555	£ 40,505

[1]	For further details refer to Note 28.
[2]	For further details refer to Note 29.
[3]	2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details.
[4]	2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details
[5]	2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details.